Provisions - Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Beginning balance	¥ 2,084	¥ 1,782
Arising during the year	4,990	1,306
Utilized	(2,922)	(543)
Reversal	(233)	(439)
Unwinding of discount and changes in the discount rate	0	1
Increase due to business combinations	87
Exchange differences	45	(20)
Other	0	(3)
Ending balance	4,051	2,084
Restoration obligations for operating lease properties [member]
Disclosure of other provisions [Line Items]
Beginning balance	1,234	1,213
Arising during the year	1,708	618
Utilized	(25)	(339)
Reversal	(16)	(237)
Unwinding of discount and changes in the discount rate	0	1
Increase due to business combinations	85
Exchange differences	44	(19)
Other	0	(3)
Ending balance	3,030	1,234
Promotional virtual credits reserve [member]
Disclosure of other provisions [Line Items]
Beginning balance	509	290
Arising during the year	2,945	490
Utilized	(2,686)	(161)
Reversal	(162)	(110)
Exchange differences	1
Ending balance	607	509
Other [member]
Disclosure of other provisions [Line Items]
Beginning balance	341	279
Arising during the year	337	198
Utilized	(211)	(43)
Reversal	(55)	(92)
Increase due to business combinations	2
Exchange differences	0	(1)
Ending balance	¥ 414	¥ 341